Note 11 - Capital Leased Assets and Capital Lease Obligations - Capital Lease Obligations (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Capital lease obligation – current	$ 34,419	$ 33,753
Less: current portion of financing costs	(850)	(879)
Capital lease obligation – non-current	325,330	342,658
Less: non-current portion of financing costs	(2,920)	(3,326)
Total	$ 355,979	$ 372,206